N-2	Nov. 06, 2023
Cover [Abstract]
Entity Central Index Key	0001027838
Amendment Flag	false
Securities Act File Number	001-37799
Document Type	8-K
Entity Registrant Name	TACTILE SYSTEMS TECHNOLOGY, INC.
Entity Address, Address Line One	3701 Wayzata Blvd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	612
Local Phone Number	355-5100
Entity Emerging Growth Company	false